AXP(R)
Tax-Free
Money Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
   Express(R)
Funds

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AXP Tax-Free  Money Fund seeks to provide  shareholders  with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN EXPRESS (R) (logo)
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Stability  Without Taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns. But there is an alternative -- AXP Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: a cash reserve that can let you keep the tax-exempt income it earns.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                        3
From the Portfolio Manager               3
Fund Facts                               5
Independent Auditors' Report             6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               13
Federal Income Tax Information          17

AXP TAX-FREE MONEY FUND
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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through the retirement plan of your employer.

o    Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager
Short-term interest rates rose during the first half of the past fiscal year, ultimately resulting in an increase in AXP Tax-Free Money Fund's yield for the period -- January through December 2000. The Fund's net asset value remained at $1 during the period, providing shareholders with continued stability of principal in addition to a tax-free return.

ANNUAL REPORT - 2000
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For the  seven-day  period ended Dec. 29, 2000,  the Fund provided an annualized simple yield of 3.91% and an annualized compound yield of 3.98%. These are equal to 5.43% simple and 5.53% compound yields for an investor in the 28% federal income-tax bracket.

(Investors should keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 share, it is possible to lose money by investing in the Fund. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

RATES RISE
With the economy continuing to grow at a rapid rate and higher prices arising in some business sectors, the possibility of a sustained upturn in inflation was foremost on investors' minds during the first several months of 2000. The Federal Reserve (the Fed) evidently shared that concern, as it raised short-term interest rates three times -- in February, March and May -- in an effort to cool down the economy and thereby head off an inflation spike. As a result, yields on the securities this Fund invests in rose as well.

The second half of the year was a different story, however, as economic growth began to moderate while inflation remained largely subdued. In that environment, the Fed chose to leave short-term rates unchanged, which caused security yields to level off.

To take advantage of the rising-rate trend early in the year, I kept the portfolio's average maturity relatively short. This allowed me to more quickly add higher-yielding securities as they became available. Later in the year, when interest rates leveled off, I adjusted the maturity to an essentially neutral position. Throughout the year, I also varied the portfolio's asset mix (among fixed- and variable-rate securities), again to enhance the Fund's yield.

Terry Fettig

Note to shareholders: In January, 2001, David Kerwin succeeded Terry Fettig as portfolio manager of AXP Tax-Free Money Fund.

AXP TAX-FREE MONEY FUND
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Fund Facts

12-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                            $1.00
Dec. 31, 1999                                                            $1.00
Increase                                                                 $ --

Distributions -- Jan. 1, 2000 - Dec. 31, 2000
From income                                                              $0.03
From long-term capital gains                                             $ --
Total distributions                                                      $0.03
Total return*                                                           +3.50%
7-day yield                                                             +3.91%**

* The total return is a hypothetical investment in the Fund with all distributions reinvested.

** The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

ANNUAL REPORT - 2000
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The  financial   statements   contained  in  Post-Effective   Amendment  #35  to
Registration Statement No. 2-66868 filed on or about February 26, 2001, are incorporated by reference.

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Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

AXP Tax-Free Money Fund, Inc.
Fiscal year ended Dec. 31, 2000

Exempt-interest dividends -- taxable status explained below.

Payable date                                                      Per share
Jan. 24, 2000                                                      $0.00267
Feb. 24, 2000                                                       0.00252
March 23, 2000                                                      0.00237
April 24, 2000                                                      0.00278
May 24, 2000                                                        0.00322
June 21, 2000                                                       0.00269
July 24, 2000                                                       0.00325
Aug. 24, 2000                                                       0.00305
Sept. 21, 2000                                                      0.00273
Oct. 24, 2000                                                       0.00343
Nov. 21, 2000                                                       0.00285
Dec. 20, 2000                                                       0.00283
Total distributions                                                $0.03439

Source of distributions
100% of tax-exempt interest dividends during the year ended Dec. 31, 2000, were derived exclusively from interest on tax-exempt securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

ANNUAL REPORT - 2000
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Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2000 are listed below.

Alabama                              0.564%
Alaska                               3.215
Arizona                              9.117
California                           0.332
Florida                              1.391
Georgia                              0.888
Idaho                                0.681
Illinois                             5.682
Indiana                              5.445
Iowa                                 1.783
Kentucky                             2.591
Louisiana                            0.335
Maryland                             1.458
Massachusetts                        1.174
Michigan                             5.419
Minnesota                           11.849
Mississippi                          0.003
Missouri                             4.670
Nebraska                             0.605
Nevada                               3.981
New Mexico                           1.017
New York                             3.600
North Carolina                       0.826
Ohio                                 0.224
Oregon                               0.005
Pennsylvania                         2.204
South Carolina                       0.244
Tennessee                            2.345
Texas                               10.062
Utah                                 3.678
Virginia                             2.377
Washington                           7.859
Washington, D.C.                     1.300
Wyoming                              3.076

AXP TAX-FREE MONEY FUND
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American
   Express(R)
Funds

AXP Tax-Free Money Fund
70100 AXP Financial Center
Minneapolis, MN 55474


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN EXPRESS (R) (logo)

S-6433 T (3/01)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.